CONVERTIBLE SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2011
CONVERTIBLE SENIOR NOTES
Schedule of key assumptions used to establish the value of the 2013 Notes

   The assumptions as of December 31, 2011 were:

2013 Notes
Average risk-free rate	0.19%
Volatility of BioSante common stock	77.4%
Discount rate for principal payments in cash	18.5%

        The assumptions as of December 31, 2010 were:

	2013 Notes	2011 Notes
Average risk-free rate	0.82%	0.29%
Volatility of BioSante common stock	78.7%	61.0%
Discount rate for principal payments in cash	17.0%	17.0%

Schedule of maturities of required principal payments by year related to the convertible senior notes	The following table represents the scheduled maturities of required principal payments by year related to the convertible senior notes at December 31, 2011:

2012	$—
2013	20,782,000

Total	$20,782,000